LEGAL SETTLEMENTS (Tables)	0 Months Ended
Dec. 31, 2013
Legal Settlements Acquisition And Restructuring Expenses And Impairment Tables [Abstract]
Legal settlements, impairment and restructuring charges
NOTE 19—LEGAL SETTLEMENTS AND LOSS CONTINGENCIES: